[Letterhead of Ballard Spahr Andrews & Ingersoll, LLP]

                                                                     May 4, 1998

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: PBHG Insurance Series Fund, Inc.
         File Nos. 333-19497 and 811-08009
         Rule 497(j)

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 4 to the Registration Statement of PBHG Insurance Series Fund, Inc. which was filed electronically with the Securities and Exchange Commission on April 30, 1998.

     Please direct any questions or comments relating to this certification to me at (215) 864-8202.


                              Sincerely,

                              /s/ Edward T. Searle
                              --------------------------------
                              Edward T. Searle


ETS/
Enclosures


cc: John M. Zerr, Esq.